RIGHT-OF-USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right of Use Assets
Beginning balance	$ 648	$ 0
Present value of future lease payments	0	648
Depreciation	(119)	0
Ending balance	529	648
Lease Liability
Beginning balance	648	0
Present value of future lease payments	0	648
Finance costs	56	0
Repayments of principal	(94)	0
Payments of finance costs	(56)	0
Ending balance	554	648
Lease Liability | Current Portion
Lease Liability
Present value of future lease payments	112	94
Lease Liability | Non-current portion
Lease Liability
Present value of future lease payments	$ 442	$ 554